Note 9 - Loss Per Share (Details Textual) - shares	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Unvested Incentive Award Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	56,700	45,000